SHARE CAPITAL (Details) (USD $)	0 Months Ended				0 Months Ended			0 Months Ended
	Jan. 25, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2010 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Aug. 19, 2011 Ordinary shares Vicis	Oct. 27, 2011 Ordinary shares Shoen	Jan. 25, 2010 Units	Jan. 25, 2010 Units Warrant	Jan. 25, 2010 Units ADS
SHARE CAPITAL
Preferred shares issued		0	0
Preferred shares outstanding		0	0
Share capital
Authorized ordinary share capital		400,000,000	400,000,000			400,000,000	400,000,000
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001			$ 0.001	$ 0.001
Ordinary shares issued		161,989,097	161,989,097			161,989,097	161,989,097
Ordinary shares outstanding		161,989,097	161,989,097			161,989,097	161,989,097
Issuance of units										6,000,000
Unit price (in dollars per share)					$ 4.93
Unit price (in dollars per share)										$ 16.00	$ 1.20	$ 14.80
Number of ADS consisted in each unit												1
Number of warrants consisted in each unit											1
Number of ordinary shares represented by each ADS		3	3	3								3
Number of ordinary shares that can be purchased by warrant holder											3
Exercise price (in dollars per share)								$ 1.1544	$ 1.15		$ 15.00
Conversion of Series A convertible redeemable preferred shares into ordinary shares	63,016,780				63,016,780
Conversion of Series B convertible redeemable preferred shares into ordinary shares	50,795,457				50,795,457
Conversion of Series C convertible redeemable preferred shares into ordinary shares	5,941,613				5,941,613
Exercise of warrants (in shares)								8,662,509	31,072